Current and deferred tax - Summary of Income Tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense [Line Items]
Current tax on profits for the year	$ (1,414)	$ (5,182)	$ (877)
Decrease in deferred tax	3,746	2,075	4,902
Total income tax	$ 2,332	$ (3,107)	$ 4,025